PARENT COMPANY FINANCIAL INFORMATION - Condensed Statements of Income (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income
Total interest income	$ 15,872	$ 13,677	$ 57,777	$ 50,285
Expense
Interest expense	1,218	1,393	4,864	8,708
Income tax benefits	(1,440)	(1,817)	(5,732)	(2,526)
Net income	$ 4,557	$ 5,681	18,567	12,107
Southern States Bancshares, Inc.
Income
Dividend income from subsidiary			2,826	1,842
Total interest income			2,826	1,842
Expense
Interest expense			412	675
Other			1,054	847
Operating expenses			1,466	1,522
Income before income tax benefits and equity in undistributed earnings of subsidiary			1,360	320
Income tax benefits			294	320
Income before equity in undistributed earnings of subsidiary			1,654	640
Equity in undistributed earnings of subsidiary			16,913	11,467
Net income			$ 18,567	$ 12,107